Summary of Significant Accounting Policies - Company Held Significant Investment (Detail)	Dec. 31, 2013
RTS Packaging JVCO [Member]
Noncontrolling Interest [Line Items]
Ownership Interest Percentage	35.00%
Cascades Conversion, Inc. [Member]
Noncontrolling Interest [Line Items]
Ownership Interest Percentage	50.00%
Cascades Sonoco, Inc. [Member]
Noncontrolling Interest [Line Items]
Ownership Interest Percentage	50.00%
Showa Products Company Ltd. [Member]
Noncontrolling Interest [Line Items]
Ownership Interest Percentage	20.00%
Conitex Sonoco Holding BVI Ltd. [Member]
Noncontrolling Interest [Line Items]
Ownership Interest Percentage	30.00%